Basis of Preparation (Details 2)	Dec. 31, 2018 USD ($)
Basis Of Preparation [Abstract]
Operating lease commitments as at 31 December 2018	$ 1,994,122
Weighted average incremental borrowing rate as at 1 January 2019	4.30%
Discounted operating lease commitments at 1 January 2019	$ 1,715,606